PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,777	$ 1,773
Less - accumulated depreciation and amortization	1,746	1,730
Property and equipment, net	31	43
Depreciation and amortization expenses	17	7	13
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,709	1,705
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	24	24
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 44	$ 44